Assets held for sale - CWI Carrying Amount and Maximum Exposure (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of Equity Method Investments [Line Items]
Carrying amount	$ 471,313	$ 346,263
Cummins Westport, Inc.
Schedule of Equity Method Investments [Line Items]
Carrying amount	146,778	122,921
Cummins Westport, Inc. | Other Noncurrent Assets
Schedule of Equity Method Investments [Line Items]
Carrying amount	22,039	10,866
Maximum exposure to loss	22,039	10,866
Cummins Westport, Inc. | Other Current Assets
Schedule of Equity Method Investments [Line Items]
Carrying amount	58	74
Maximum exposure to loss	$ 58	$ 74